DERIVATIVE INSTRUMENTS - Interest Rate Risk (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2019 USD ($) item
Derivative [Line Items]
Derivative contracts, notional amounts			$ 15.2	$ 36.5
Gain recognized on derivatives	$ 17.1	$ 8.8	8.8
Loss recognized on derivatives				0.9
Interest rate swaps
Derivative [Line Items]
Number of interest rate swaps | item					2
Floor interest rate					0.00%
Gain recognized on derivatives			$ 17.6
Loss recognized on derivatives				$ 13.3
Interest rate swap one
Derivative [Line Items]
Derivative contracts, notional amounts					$ 175.0
Fixed interest rate					2.501%
Interest rate swap two
Derivative [Line Items]
Derivative contracts, notional amounts					$ 355.0
Fixed interest rate					2.60%